Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis	The following tables set forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$55,451	$—	$—	$55,451
Commercial paper	—	107,093	—	107,093
Corporate bonds	—	22,828	—	22,828

Total financial assets	$55,451	$129,921	$—	$185,372

Liabilities:
Parapyre Option Obligation	$—	$2,952	$—	$2,952
CVR liability	—	—	28,200	28,200

Total liabilities	$—	$2,952	$28,200	$31,152

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	—	23,641	—	23,641
U.S. government securities	—	4,230	—	4,230
Corporate bonds	—	3,732	—	3,732

Total financial assets	$15,250	$31,603	$—	$46,853

The following tables sets forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$15,250	$—	$—	$15,250
Commercial paper	—	23,641	—	23,641
U.S. government securities	—	4,230	—	4,230
Corporate bonds	—	3,732	—	3,732

Total financial assets	$15,250	$31,603	$—	$46,853

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$8,888	$—	$—	$8,888
Commercial paper	—	65,412	—	65,412
Corporate bonds	—	12,574	—	12,574

Total financial assets	$8,888	$77,986	$—	$86,874

Significant Inputs used to Estimate the Fair Value of Derivative Liabilities	The significant inputs used to estimate the fair value of the CVR liability were as follows:

September 30, 2023
Estimated cash flow dates	11/28/23 - 06/22/26
Estimated probability of success	27% - 100%
Risk-adjusted discount rates	7.14% - 7.57%

Changes in Derivative Liabilities
The following table presents changes in the forward contract liability for the periods presented (in millions):

Forward Contract Liability
Beginning balance as of June 22, 2023	$106.2
Change in fair value	58.1

Ending balance as of June 30, 2023	164.3
Change in fair value	25.4

Issuance of Series A Preferred Stock on July 7, 2023	(189.7)

Ending balance as of September 30, 2023	$—

The following table presents changes in the CVR liability for the periods presented (in thousands):

CVR Liability
Beginning balance as of December 31, 2022	$—
Fair value at CVR issuance	29,500
Changes in the fair value of the CVR liability since issuance	$(1,300)

Ending Balance as of September 30, 2023	$28,200